Commitments And Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating lease agreements, expiring year	2026
Rent expenses	$ 11,098	$ 10,097	$ 8,287